Financial Instruments - Sensitivity Analysis of Foreign Currency Risk (Detail)	6 Months Ended
	Jun. 30, 2020 SGD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 SGD ($)
Foreign Currency Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact of a 5% change in foreign exchange rates on profit or loss	$ (501,842)	£ 42,523	$ (504,330)